CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock,par value	$ 0.01	$ 0.01	$ 0.01
Common stock,shares authorized	2,500,000,000	2,500,000,000	0
Common stock,shares issued	682,775,012	679,287,500	0
Common stock,shares outstanding	682,775,012	679,287,500	0